MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
Tortoise Global Water ESG Fund - TBLU
Tortoise Digital Payments Infrastructure Fund - TPAY
(together, the “Funds”)

Supplement dated August 18, 2020, to the Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2020, as amended
_____________________________________________________________________________________

Fund Name Changes
At a meeting held on August 18, 2020, the Board of Trustees of the Trust approved changes to the name of the Tortoise Global Water ESG Fund and the Tortoise Digital Payments Infrastructure Fund. Effective August 21, 2020, the name of Tortoise Global Water ESG Fund shall be changed to the Ecofin Global Water ESG Fund. The name of the Tortoise Digital Payments Infrastructure Fund shall be changed to the Ecofin Digital Payments Infrastructure Fund.

In addition, the ticker for the Tortoise Global Water ESG Fund shall change to EBLU.

Entity Name Changes
Effective immediately, Tortoise Index Solutions, LLC the investment adviser to the Funds (the “Adviser”), will be doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Prospectus and SAI are hereby changed to TIS Advisors. In addition, Tortoise Investments, LLC, a parent company to the Adviser has changed its name to TortoiseEcofin Investments, LLC. All references to Tortoise Investments, LLC in the Prospectus and SAI are hereby changed to TortoiseEcofin Investments, LLC.

This supplement should be retained with your Prospectus and SAI for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Global Water ESG Fund - TBLU
(the “Fund”)

Supplement dated August 18, 2020, to the Summary Prospectus dated March 30, 2020
_____________________________________________________________________________________

Effective August 21, 2020, the name of the Fund shall be changed to the Ecofin Global Water ESG Fund.

In addition, the ticker for the Fund shall change to EBLU.

Effective immediately, Tortoise Index Solutions, LLC, the investment adviser to the Fund, will be doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

This supplement should be retained with your Summary Prospectus

MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Digital Payments Infrastructure Fund - TPAY
(the “Fund”)

Supplement dated August 18, 2020, to the Summary Prospectus dated March 30, 2020
_____________________________________________________________________________________

Effective August 21, 2020, the name of the Fund shall be changed to the Ecofin Digital Payments Infrastructure Fund.

Effective immediately, Tortoise Index Solutions, LLC, the investment adviser to the Fund, will be doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

This supplement should be retained with your Summary Prospectus

MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
(the “Fund”)

Supplement dated August 18, 2020, to the Summary Prospectus dated March 30, 2020
_____________________________________________________________________________________

Effective immediately, Tortoise Index Solutions, LLC, the investment adviser to the Fund, will be doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

This supplement should be retained with your Summary Prospectus